Share capital and reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 27, 2021	Aug. 26, 2021	Dec. 31, 2020
Share capital and reserves
Number of shares	197,092,402	196,523,101			20,000
Value of shares					$ 26,659
Issued and fully paid
Number of Ordinary Shares		196,523,101	196,523,101
Ordinary shares
Share capital and reserves
Share price	$ 0	$ 0
Ordinary shares | GDEV Inc
Share capital and reserves
Share price	$ 0
Issued and fully paid
Right to receive number of ordinary shares in exchange	1
Number of Ordinary Shares				196,523,101